Annual Fund Operating Expenses - Class A Class C and Institutional Class - Emerging Markets 2x Strategy Fund	Aug. 01, 2021
Class A
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.68%	[1]
Total Annual Fund Operating Expenses	1.83%
Class C
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.67%	[1]
Total Annual Fund Operating Expenses	2.57%

[1]	"Other Expenses” does not include fees paid to the Fund’s swap contract counterparties, or the management fees, performance fees, and expenses of the reference assets or trading vehicles underlying such swap contracts. These fees and expenses, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the returns of the swap contracts (i.e., the fees and expenses reduce the investment returns of the swap contracts) and represent an indirect cost of investing in the Fund.